Prospectus Supplement dated May 1, 2016
	Product Name	Prospectus Form #/Date
		National	New York
1.	RiverSource ® RAVA 5 Advantage® Variable Annuity/RAVA 5 Select® Variable Annuity/RAVA 5 Access® Variable Annuity (Offered for contract applications signed on or after April 30, 2012 but prior to April 29,2013)	S-6515 CA (5/16)	S-6517 CA (5/16)
2.	RiverSource ® RAVA 5 Advantage® Variable Annuity/RAVA 5 Select® Variable Annuity/RAVA 5 Access® Variable Annuity (Offered for contract applications signed prior to April 30, 2012)	140463 CA (5/16)	140464 CA (5/16)
3.	RiverSource ® Retirement Advisor 4 Advantage Variable Annuity/Retirement Advisor 4 Select Variable Annuity/Retirement Advisor 4 Access Variable Annuity	S-6503 CA (5/16)	S-6504 CA (5/16)
4.	RiverSource ® Retirement Advisor Advantage Plus Variable Annuity/Retirement Advisor Select Plus Variable Annuity	S-6273 CA (5/16)	S-6362 CA (5/16)
5.	Evergreen New Solutions Select Variable Annuity	45308 CA (5/16)
6.	Evergreen PathwaysSelect Variable Annuity	45309 CA (5/16)
7.	RiverSource ® AccessChoice Select Variable Annuity	273416 CA (5/16)
8.	RiverSource ® Builder Select Variable Annuity	S-6189 CA (5/16)
9.	RiverSource ® Endeavor Select Variable Annuity	273417 CA (5/16)	273480 R (4/13)
10.	RiverSource ® FlexChoice Select Variable Annuity	45307 CA (5/16)	274320 J (4/13)
11.	RiverSource ® Innovations Classic Select Variable Annuity	45312 CA (5/16)
12.	RiverSource ® Innovations Select Variable Annuity	45304 CA (5/16)	45313 P (4/13)
13.	RiverSource ® Signature One Select Variable Annuity	45301 CA (5/16)
14.	RiverSource ® Signature Select Variable Annuity	45300 CA (5/16)
15.	Wells Fargo Advantage Choice Select Variable Annuity	45305 CA (5/16)
16.	Wells Fargo Advantage Select Variable Annuity	45302 CA (5/16)
The information in this supplement updates and amends certain information contained in your current variable annuity product prospectus. Please read it carefully and keep it with your variable annuity contract product prospectus.
This supplement describes changes to the fees for certain riders.
Effective on or about July 1, 2016, the fees for the Accumulation Protector Benefit rider or Accumulation Benefit rider are changed for elective step-up or the elective spousal continuation step-up requests.
The following changes are made to the prospectuses listed in the table above:
I.	For products 1 listed in the table on page 1 of this supplement, the following hereby replaces the corresponding tables describing current rider fees for elective step-up or elective spousal continuation step-up in the “Expense Summary — Optional Living Benefits” and “Optional Living Benefit Charges — Accumulation Protector Benefit Rider Charge” sections of the prospectus:
Current annual rider fees for elective step up or elective spousal continuation step up are shown in the table below.
Maximum annual rider fee	Initial annual rider fee and current annual rider fee for elective step-ups before 10/18/14	Current annual rider fee for elective step-ups on or after 10/18/14,but before 07/01/16	Current annual rider fee for elective step-ups on or after 07/01/16
2.00%	1.30%	1.00%	1.30%

II. For products 2 listed in the table on page 1 of this supplement, the following hereby replaces the corresponding tables describing current rider fees for elective step-up or elective spousal continuation step-up in the “Expense Summary — Optional Living Benefits” and “Optional Living Benefit Charges — Accumulation Benefit Rider Charge” sections of the prospectus:
Current annual rider fees for elective step-up or elective spousal continuation step-up are shown in the table below.
			If invested in Portfolio Navigator fund at the time of step-up:			If invested in Portfolio Stabilizer fund at the time of step-up:
For applications signed	Maximum annual rider fee	Initial annual rider fee and current annual rider fee for elective step-ups before 10/20/12	Current annual rider fee for elective step-ups on or after 10/20/12, but before 10/18/14	Current annual rider fee for elective step-ups on or after 10/18/14, but before 07/01/16	Current annual rider fee for elective step-ups on or after 07/01/16	Current annual rider fee for elective step-ups on or after 11/18/13, but before 10/18/14	Current annual rider fee for elective step-ups on or after 10/18/14, but before 07/01/16	Current annual rider fee for elective step-ups on or after 07/01/16
prior to 10/04/2010	1.75%	1.25%	1.75%	1.60%	1.75%	1.30%	1.00%	1.30%
10/04/2010 - 11/13/2011	1.75%	1.50%	1.75%	1.60%	1.75%	1.30%	1.00%	1.30%
11/14/2011 and later	1.75%	1.75%	1.75%	1.60%	1.75%	1.30%	1.00%	1.30%
III. For products 3 listed in the table on page 1 of this supplement, the following hereby replaces the corresponding tables describing current rider fees for elective step-up or elective spousal continuation step-up in the “Expense Summary — Optional Living Benefits” and “Optional Living Benefit Charges — Accumulation Benefit Rider Fee” sections of the prospectus:
Current rider fees for elective step-up or elective spousal continuation step-up are shown in the table below.
			If invested in Portfolio Navigator fund at the time of step-up:			If invested in Portfolio Stabilizer fund at the time of step-up:
Contract purchase date	Maximum annual rider fee	Initial annual rider fee and current annual rider fee for elective step-ups before 10/20/12	Current annual rider fee for elective step-ups on or after 10/20/12, but before 10/18/14	Current annual rider fee for elective step-ups on or after 10/18/14, but before 07/01/16	Current annual rider fee for elective step-ups on or after 07/01/16	Current annual rider fee for elective step-ups on or after 11/18/13, but before 10/18/14	Current annual rider fee for elective step-ups on or after 10/18/14, but before 07/01/16	Current annual rider fee for elective step-ups on or after 07/01/16
prior to 1/26/2009	2.50%	0.60%	1.75%	1.60%	1.75%	1.30%	1.00%	1.30%
1/26/2009 - 5/31/2009	2.50%	0.80%	1.75%	1.60%	1.75%	1.30%	1.00%	1.30%
11/09/2009 - 10/03/2010	2.50%	1.25%	1.75%	1.60%	1.75%	1.30%	1.00%	1.30%
10/04/2010 and later	2.50%	1.50%	1.75%	1.60%	1.75%	1.30%	1.00%	1.30%
IV. For products 4 listed in the table on page 1 of this supplement, the following hereby replaces the corresponding tables describing current rider fees for elective step-up or elective spousal continuation step-up in the “Expense Summary — Optional Living Benefits” and “Accumulation Benefit Rider Fee” sections of the prospectus:
Current rider fees for elective step-up or elective spousal continuation step-up are shown in the table below.
		If invested in Portfolio Navigator fund at the time of step-up:			If invested in Portfolio Stabilizer fund at the time of step-up:
Maximum annual rider fee	Initial annual rider fee and current annual rider fee for elective step-ups before 10/20/12	Current annual rider fee for elective step-ups on or after 10/20/12, but before 10/18/14	Current annual rider fee for elective step-ups on or after 10/18/14, but before 07/01/16	Current annual rider fee for elective step-ups on or after 07/01/16	Current annual rider fee for elective step-ups on or after 11/18/13, but before 10/18/14	Current annual rider fee for elective step-ups on or after 10/18/14, but before 07/01/16	Current annual rider fee for elective step-ups on or after 07/01/16
2.50%	0.60%	1.75%	1.60%	1.75%	1.30%	1.00%	1.30%
V. For products 5, 6, 11, 15 and 16 listed in the table on page 1 of this supplement, the following hereby replaces the corresponding tables describing current rider fees for elective step-up or elective spousal continuation step-up in the “Expense Summary — Optional Living Benefits” and “Optional Living Benefit Charges — Accumulation Benefit Rider Fee” sections of the prospectus:

		If invested in Portfolio Navigator fund at the time of step-up:			If invested in Portfolio Stabilizer fund at the time of step-up:
Maximum annual rider fee	Initial annual rider fee and current annual rider fee for elective step-ups before 4/29/13	Current annual rider fee for elective step-ups on or after 4/29/13, but before 10/18/14	Current annual rider fee for elective step-ups on or after 10/18/14, but before 07/01/16	Current annual rider fee for elective step-ups on or after 07/01/16	Current annual rider fee for elective step-ups on or after 11/18/13, but before 10/18/14	Current annual rider fee for elective step-ups on or after 10/18/14, but before 07/01/16	Current annual rider fee for elective step-ups on or after 07/01/16
1.75%	0.55%	1.75%	1.60%	1.75%	1.30%	1.00%	1.30%
VI. For products 7 and 9 listed in the table on page 1 of this supplement, the following hereby replaces the corresponding tables describing current rider fees for elective step-up or elective spousal continuation step-up in the “Expense Summary — Optional Living Benefits” and “Optional Living Benefit Charges — Accumulation Protector Benefit Rider Fee” sections of the prospectus:
Current rider fees for elective step-up or elective spousal continuation step-up are shown in the table below.
			If invested in Portfolio Navigator fund at the time of step-up:			If invested in Portfolio Stabilizer fund at the time of step-up:
For applications signed	Maximum annual rider fee	Initial annual rider fee and current annual rider fee for elective step-ups before 4/29/13	Current annual rider fee for elective step-ups on or after 4/29/13, but before 10/18/14	Current annual rider fee for elective step-ups on or after 10/18/14, but before 07/01/16	Current annual rider fee for elective step-ups on or after 07/01/16	Current annual rider fee for elective step-ups on or after 11/18/13, but before 10/18/14	Current annual rider fee for elective step-ups on or after 10/18/14, but before 07/01/16	Current annual rider fee for elective step-ups on or after 07/01/16
prior to Jan. 26, 2009	1.75%	0.55%	1.75%	1.60%	1.75%	1.30%	1.00%	1.30%
Jan. 26, 2009 – May 31, 2009	1.75%	0.80%	1.75%	1.60%	1.75%	1.30%	1.00%	1.30%
VII. For products 8, 10, 12, 13, and 14 listed in the table on page 1 of this supplement, the following hereby replaces the corresponding tables describing current rider fees for elective step-up or elective spousal continuation step-up in the “Expense Summary — Optional Living Benefits” and “Optional Living Benefit Charges — Accumulation Protector Benefit Rider Fee” sections of the prospectus:
Current Contract (applications signed on or after Nov. 30, 2009):
Current rider fees for elective step-up or elective spousal continuation step-up are shown in the table below.
			If invested in Portfolio Navigator fund at the time of step-up:			If invested in Portfolio Stabilizer fund at the time of step-up:
For applications signed	Maximum annual rider fee	Initial annual rider fee and current annual rider fee for elective step-ups before 10/20/12	Current annual rider fee for elective step-ups on or after 10/20/12, but before 10/18/14	Current annual rider fee for elective step-ups on or after 10/18/14, but before 07/01/16	Current annual rider fee for elective step-ups on or after 07/01/16	Current annual rider fee for elective step-ups on or after 11/18/13, but before 10/18/14	Current annual rider fee for elective step-ups on or after 10/18/14, but before 07/01/16	Current annual rider fee for elective step-ups on or after 07/01/16
May 3, 2010 – July 18, 2010	1.75%	0.95%	1.75%	1.60%	1.75%	1.30%	1.00%	1.30%
July 19, 2010 – Oct. 3, 2010	1.75%	1.10%	1.75%	1.60%	1.75%	1.30%	1.00%	1.30%
Oct. 4, 2010 – Dec. 31, 2010	1.75%	1.50%	1.75%	1.60%	1.75%	1.30%	1.00%	1.30%

Original Contract (applications signed prior to Nov. 30, 2009):
Current rider fees for elective step-up or elective spousal continuation step-up are shown in the table below.
			If invested in Portfolio Navigator fund at the time of step-up			If invested in Portfolio Stabilizer fund at the time of step-up:
For applications signed	Maximum annual rider fee	Initial annual rider fee and current annual rider fee for elective step-ups before 4/29/13	Current annual rider fee for elective step-ups on or after 4/29/13, but before 10/18/14	Current annual rider fee for elective step-ups on or after 10/18/14, but before 07/01/16	Current annual rider fee for elective step-ups on or after 07/01/16	Current annual rider fee for elective step-ups on or after 11/18/13, but before 10/18/14	Current annual rider fee for elective step-ups on or after 10/18/14, but before 07/01/16	Current annual rider fee for elective step-ups on or after 07/01/16
prior to Jan. 26, 2009	1.75%	0.55%	1.75%	1.60%	1.75%	1.30%	1.00%	1.30%
Jan. 26, 2009 – May 31, 2009	1.75%	0.80%	1.75%	1.60%	1.75%	1.30%	1.00%	1.30%
THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.
S-6503-33 A (5/16)
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